UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21606

Centaur Mutual Funds Trust

(Exact name of registrant as specified in charter)

470 Park Avenue South, 9th Floor

New York, NY 10016

(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions, LLC

Attn: Zachary P. Richmond

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-513-587-3400

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Copley Fund

(COPLX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Copley Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at https://www.dcmadvisors.com/fund-reports-holdings. You can also request this information by contacting us at 1-888-484-5766.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Copley Fund	$56	1.13%

How did the Fund perform during the reporting period?

During the six month period ended April 30, 2025, the Fund outperformed its benchmark, the S&P 500® Index on an NAV basis, combined with underlying investment performance also beating the benchmark. The tax reserve of the Fund benefited NAV performance as it reversed due to unrealized gains declining during the investment period.

Underlying investment performance was impacted positively by the Fund's overweight in the Financials sector. The Fund's holdings in insurance and bulge bracket banks mainly lead to the positive impact.

Within the Fund's consumer discretionary portfolio, the most significant detractor from performance was the Fund's investment in RH, a luxury furniture company. Recently, this business has encountered challenges due to a decrease in household formations, which has subsequently limited demand. During the period, however, a muted earnings report with lower-than-expected guidance negatively impacted the shares. Compounding the negativity was the potential impact of tariffs that increased volatility on the share price. We remain constructive on the Fund's investment in RH as economic conditions normalize and the noisiness of tariffs subsides.

Despite the downward trajectory of the markets during the period, we noted that there were no dislocations as seen in previous downturns. We remained patient during the period, and we believe the Fund is well positioned for most market environments.

During the six month period, the Fund exited its position in Netflix on valuation concerns and replaced it with Dell, which we believe is well positioned for the burgeoning AI investment cycle.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Copley Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$31,955
$24,745
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Copley Fund	S&P 500® Index
Apr-2015	$10,000	$10,000
Apr-2016	$10,939	$10,121
Apr-2017	$11,852	$11,934
Apr-2018	$14,246	$13,517
Apr-2019	$16,314	$15,341
Apr-2020	$16,166	$15,474
Apr-2021	$20,442	$22,589
Apr-2022	$19,411	$22,637
Apr-2023	$19,659	$23,240
Apr-2024	$22,874	$28,507
Apr-2025	$24,745	$31,955

Average Annual Total Returns

	1 Year	5 Years	10 Years
Copley Fund	8.18%	8.89%	9.48%
S&P 500® Index	12.10%	15.61%	12.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The performance results shown in the line chart and average annual total returns for periods prior to December 1, 2022 represents the performance of Copley Fund, Inc. (the "Predecessor Fund"), which converted into the Fund and is attributable to the Fund moving forward. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.1%
Money Market Funds	1.4%
Consumer Staples	4.6%
Consumer Discretionary	4.8%
Energy	4.9%
Industrials	6.0%
Health Care	6.2%
Technology	20.7%
Communications	20.9%
Financials	36.6%

Fund Statistics

Net Assets	$94,385,406
Number of Portfolio Holdings	33
Advisory Fee	$321,020
Portfolio Turnover	3%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Copley Fund (COPLX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.dcmadvisors.com/fund-reports-holdings), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-COPLX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – applies to listed companies only

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

COPLEY FUND

SEMI-ANNUAL FINANCIAL STATEMENTS AND

ADDITIONAL INFORMATION

April 30, 2025

Copley Fund
Schedule of Investments
April 30, 2025 (Unaudited)

COMMON STOCKS — 104.65%	Shares	Fair Value
Communications — 20.88%
Alphabet, Inc., Class A	20,756	$3,296,053
Booking Holdings, Inc.	358	1,825,542
Comcast Corp., Class A	83,793	2,865,721
Meta Platforms, Inc., Class A	9,874	5,420,825
Verizon Communications, Inc.	45,160	1,989,750
Walt Disney Co. (The)	47,400	4,311,030
		19,708,921
Consumer Discretionary — 4.81%
McDonald’s Corp.	6,018	1,923,654
RH(a)	14,219	2,616,722
		4,540,376
Consumer Staples — 4.56%
PepsiCo, Inc.	7,020	951,772
Philip Morris International, Inc.	14,773	2,531,501
Procter & Gamble Co. (The)	5,053	821,466
		4,304,739
Energy — 4.95%
ConocoPhillips	9,747	868,653
Marathon Petroleum Corp.	19,486	2,677,571
Phillips 66	10,794	1,123,224
		4,669,448
Financials — 36.58%
American Express Co.	15,739	4,193,027
American International Group, Inc.	56,607	4,614,602
Bank of America Corp.	99,174	3,955,059
Berkshire Hathaway, Inc., Class B(a)	7,834	4,177,481
Goldman Sachs Group, Inc. (The)	8,549	4,681,005
JPMorgan Chase & Co.	14,827	3,626,981
Morgan Stanley	35,010	4,040,854
U.S. Bancorp	24,342	981,956
Wells Fargo & Co.	59,871	4,251,441
		34,522,406
Health Care — 6.17%
AbbVie, Inc.	15,202	2,965,910
CVS Health Corp.	42,870	2,859,858
		5,825,768
Industrials — 6.02%
Boeing Co. (The)(a)	7,105	1,301,920
CSX Corp.	58,324	1,637,155
RTX Corp.	21,740	2,742,066
		5,681,141
Technology — 20.68%
Apple, Inc.	29,672	6,305,300
Dell Technologies, Inc., Class C	29,458	2,703,066
Microsoft Corp.	16,410	6,486,216

See accompanying notes which are an integral part of these financial statements.

Copley Fund
Schedule of Investments (continued)
April 30, 2025 (Unaudited)

COMMON STOCKS — 104.65% - continued	Shares	Fair Value
Technology — 20.68% - continued
Oracle Corp.	28,616	$4,026,844
		19,521,426
Total Common Stocks (Cost $72,887,324)		98,774,225

MONEY MARKET FUNDS - 1.44%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.19%(b)	1,363,419	1,363,419
Total Money Market Funds (Cost $1,363,419)		1,363,419
Total Investments — 106.09% (Cost $74,250,743)		100,137,644
Liabilities in Excess of Other Assets — (6.09)%		(5,752,238)
NET ASSETS — 100.00%		$94,385,406

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2025.

See accompanying notes which are an integral part of these financial statements.

Copley Fund
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

Assets
Investments in securities, at fair value (cost $74,250,743)	$100,137,644
Dividends and interest receivable	154,724
Prepaid expenses	38,495
Total Assets	100,330,863

Liabilities
Payable to Advisor	48,708
Payable to affiliates	10,453
Deferred income taxes, net	5,436,249
Other accrued expenses	35,704
Total Liabilities	5,945,457
Net Assets	$94,385,406

Net Assets consist of:
Paid-in capital	547,111
Accumulated earnings	93,838,295
Net Assets	$94,385,406
Shares outstanding (unlimited number of shares authorized, no par value)	547,111
Net asset value per share	$172.52

See accompanying notes which are an integral part of these financial statements.

Copley Fund
Statement of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

Investment Income
Dividend income	$910,171
Interest income	44,993
Total investment income	955,164

Expenses
Advisor	321,020
Audit and tax	42,986
Administration	37,597
Fund accounting	22,685
Trustee	22,215
Legal	17,344
Insurance	14,623
Transfer agent	13,020
Registration	10,338
Professional fees	8,308
Report printing	7,845
Custodian	6,926
Miscellaneous	32,409
Total expenses	557,316
Total operating expenses	557,316
Net investment income before tax expense	397,848
Tax Benefit	—
Net Investment Income	397,848
Net Realized and Change in Unrealized Gain (Loss) on Investments
Realized gain from investment transactions, net of tax expense of $500,948	1,884,517
Net change in unrealized appreciation of investments, net of deferred income tax expense of $1,011,893	(3,806,646)
Net realized and change in unrealized gain (loss) on investments	(1,922,129)
Net decrease in net assets resulting from operations	$(1,524,281)

See accompanying notes which are an integral part of these financial statements.

Copley Fund
Statements of Changes in Net Assets

	For the Six	For the Year
	Months Ended	Ended October
	April 30, 2025	31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income, net of income tax (benefit)/expense	$397,848	$610,138
Net realized gain (loss) on investment transactions, net of income tax expense/(benefit)	1,884,517	2,669,918
Change in unrealized appreciation of investments, including deferred income tax expense/(benefit)	(3,806,646)	20,467,785
Net increase in net assets resulting from operations	(1,524,281)	23,747,841

Capital Transactions
Proceeds from shares sold	600,025	2,933,926
Amount paid for shares redeemed	(2,070,879)	(21,887,170)
Net increase (decrease) in net assets resulting from capital transactions	(1,470,854)	(18,953,244)
Total Increase (Decrease) in Net Assets	(2,995,135)	4,794,597

Net Assets
Beginning of period	$97,380,541	$92,585,944
End of period	$94,385,406	$97,380,541

Share Transactions
Shares sold	3,317	19,752
Shares redeemed	(11,313)	(135,633)
Net increase (decrease) in shares outstanding	(7,996)	(115,881)

See accompanying notes which are an integral part of these financial statements.

Copley Fund
Financial Highlights

(For a share outstanding during each period/year)

	For the Six			For the
	Months		For the	Period		For the	For the	For the
	Ended April		Year Ended	Ended		Year Ended	Year Ended	Year Ended
	30, 2025		October 31,	October 31,		February	February	February
	(Unaudited)		2024	2023	*	28, 2023	28, 2022	28, 2021
Selected Per Share Data:
Net asset value, beginning of period	$175.43		$137.98	$135.38		$141.96	$134.92	$117.91
Investment operations:
Net investment income (loss)(a)	0.72		(8.91)	0.82		1.35	0.55	3.16
Net realized and unrealized gain (loss) on investments	(3.63)		46.36	1.78		(7.93)	6.49	13.85
Total from investment operations	(2.91)		37.45	2.60		(6.58)	7.04	17.01
Net asset value, end of period	$172.52		$175.43	$137.98		$135.38	$141.96	$134.92
Total Return(b)	(1.66	%) (c)	27.14%	1.92	% (c)	(4.64%)	5.22%	14.43%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$94,385		$97,381	$92,586		$82,284	$91,613	$95,042
Ratios before fee waiver:
Ratio of total expenses, including net regular and deferred taxes, to average net assets	3.52	% (d)	7.60%	1.69	% (d)	(0.65)%	2.43%	3.50%
Ratio of net investment and operating income (loss), including regular and deferred taxes, to average net assets	(3.43	)% (d)	(5.51)%	0.35	% (d)	2.57%	(0.98)%	5.36%
Ratios after fee waiver:
Ratio of total expenses, including net regular and deferred taxes, to average net assets	3.52%		7.60%	1.69%		(0.71)%	2.36%	3.48%
Ratio of net investment and operating income (loss) to average net assets	(3.43	)% (d)	(5.51)%	0.35	% (d)	2.63%	(0.92)%	5.38%
Portfolio turnover rate	3.10	% (c)	5.54%	3.54	% (c)	156.15%	111.25%	119.33%

*	The Fund changed its fiscal year to October 31.

(a)	Calculation based on the average number of shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Copley Fund
Notes to the Financial Statements
April 30, 2025 (Unaudited)

NOTE 1. ORGANIZATION

The Copley Fund (the “Fund”) is organized as a separate, diversified series of the Centaur Mutual Funds Trust (the “Trust”). The Fund, which is the successor of Copley Fund, Inc. (the “Predecessor Fund”), assumed the assets and liabilities of the Predecessor Fund (the “Reorganization”) and continued operations as of December 1, 2022. The Trust is an open-ended management investment company and is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The Fund’s investment objective is to seek growth of capital.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

The Fund’s investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are normally determined at the time regular trading closes on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. Eastern Time. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Trust’s normal pricing procedures are valued at fair value as determined by DCM Advisors, LLC (the “Advisor”), as the Funds’ valuation designee, in accordance with policies approved by the Board of Trustees (the

Copley Fund
Notes to the Financial Statements (continued)
April 30, 2025 (Unaudited)

“Board”). Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Trust’s normal pricing procedures.

Fair Value Measurement

GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – Other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the six months ended April 30, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Copley Fund
Notes to the Financial Statements (continued)
April 30, 2025 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$98,774,225	$—	$—	$98,774,225
Money Market Funds	1,363,419	—	—	1,363,419
Total	$100,137,644	$—	$—	$100,137,644

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date) for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Purchases and Sales of Investment Securities

For the six months ended April 30, 2025, purchases and sales of investment securities, other than short-term investments, were $3,251,262 and $3,255,472, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2025.

Dividends and Distributions

Net investment income and net realized gains are not distributed, but rather are accumulated with the Fund and used to pay expenses, to effect redemptions, to make additional investments or held in cash as a reserve.

Federal Income Taxes

The Fund files tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken. The Fund identifies

Copley Fund
Notes to the Financial Statements (continued)
April 30, 2025 (Unaudited)

its major tax jurisdictions as U.S. Federal and the State of Delaware. The Fund recognizes interest and penalties, if any, related to income taxes as income tax expense on the Statement of Operations.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Advisor

The Advisor serves in the capacity of investment advisor to the Fund pursuant to an investment advisory agreement with the Trust on behalf of the Fund. The Advisor receives monthly compensation based on the Fund’s average daily net assets at an annual rate of 0.65% of the first $500 million of net assets, and 0.62% of any net assets exceeding $500 million.

For the six months ended April 30, 2025, the fee for investment advisory services totaled $321,019.

Administrator

Ultimus Fund Solutions, LLC (the “Administrator”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays the Administrator fees in accordance with the Master Services Agreement for such services. In addition, the Fund pays out-of-pocket expenses including but not limited to postage, supplies and the cost of pricing its portfolio securities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust.

Certain officers of the Trust are employees of the Administrator or NLCS. A certain officer of the Trust is an officer of the Advisor.

Distributor

Ultimus Fund Distributors, LLC (the “Distributor”) serves as the Trust’s Distributor. The Distributor acts as an agent for the Trust and the distributor of its shares. The Distributor is compensated by the Advisor for its services provided to the Trust. The Distributor operates as a wholly-owned subsidiary of the Administrator.

Copley Fund
Notes to the Financial Statements (continued)
April 30, 2025 (Unaudited)

NOTE 4. FEDERAL TAX INFORMATION

At April 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost, net of $2,013,631, tax expense	$28,133,494
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value, net of $160,798 tax expense	(2,246,593)
Net unrealized appreciation on investments, net of tax	$25,886,901
Tax cost of investments	$74,250,743

The Federal income tax provision (benefit) is summarized as follows:

2024
Current:
Federal(a)	$1,079,075
Deferred*:
Federal	5,440,803

*	Net deferred income tax expense relates to net unrealized appreciation of investments, realized losses and net investment loss including the dividends received deduction (“DRD”).

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The difference between the effective tax rate of 20.26% and the statutory rate of 21% is primarily attributable to the benefit of the dividends received deduction. At October 31, 2024, the net deferred tax liabilities are summarized as follows:

Net deferred tax liability:

Unrealized gain on investments	$6,448,142
Net investment losses including effect of DRD	27,543
Other	(27,543)
Net deferred tax liability	$6,448,142

NOTE 5. COMMITMENT AND CONTINGENCIES

Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation’s accumulated taxable income at a rate of 20%.

Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid

Copley Fund
Notes to the Financial Statements (continued)
April 30, 2025 (Unaudited)

deduction and accumulated earnings credit are available in calculating excess earnings subject to this tax.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

NOTE 6. NAV RESTATEMENT

The Fund has restated certain components of its 2020 financial highlights related to the Predecessor Fund on an “as-if” basis (reflecting the effect on net asset value and per share net asset value of the adjustments to the fiscal year 2021 opening net asset balance, as if they had been recorded in the period investment advisory fees were received) resulting from the death of Irving Levine (100% owner of the investment adviser of the Predecessor Fund, Copley Financial Services Corp. ( “CFSC”)) in 2018 and the resulting transfer of ownership of CFSC from Mr. Levine to his estate. This effective transfer or assignment of the advisory agreement between the Predecessor Fund and CFSC was not submitted to, or otherwise approved by, the Predecessor Fund’s shareholders. As a result of extensive discussions with the SEC, CFSC was ordered to refund to the Predecessor Fund all investment advisory fees it received from the Predecessor Fund since Mr. Levine’s death (a total of $966,896, of which $200,000 was remitted during the year ended February 29, 2020 and the balance was remitted during the year ended February 28, 2021) and did not receive any investment advisory fees until the advisory agreement was approved by the Predecessor Fund’s shareholders, on October 13, 2020. The reversal of the investment advisory fees on a tax effected basis from the previous periods amounted to $713,254, which was reflected as an opening balance sheet adjustment on the statement of changes in net assets for the year ended February 28, 2021.

NOTE 7. RISKS

Equity risk is the risk that the market values of equities, such as common stocks or equity related investments, may decline due to general market conditions, such a political or macroeconomic factors. Additionally, equities may decline in value due to specific factors affecting a related industry or industries. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Copley Fund
Notes to the Financial Statements (continued)
April 30, 2025 (Unaudited)

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2025, the Fund had 36.58% of the value of its net assets invested in stocks within the Financials sector.

NOTE 9. TRUSTEE COMPENSATION

As of April 30, 2025, there were two Trustees, each of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). Each Independent Trustee receives a fee of $20,000 each year plus $500 per series of the Trust per meeting. The officers of the Trust do not receive compensation from the Trust for performing the duties of their offices. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

The Copley Fund is distributed by Ultimus Fund Distributors, LLC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report

(a)(2)	Not applicable.

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Centaur Mutual Funds Trust

By (Signature and Title)	/s/ Glenn Grossman
Glenn Grossman, President and Principal Executive Officer

Date	7/9/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Glenn Grossman
Glenn Grossman, President and Principal Executive Officer

Date	7/9/2025

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	7/9/2025